Description of the Business and Management's Plans (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			18 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Proceeds from Issuance of Private Placement	$ 5,520,000			$ 989,520
Deposit Liability, Current		989,520		989,520					989,520
Net Income (Loss) Attributable to Parent		(599,979)	(2,069,282)	(4,074,368)	(4,319,900)	(8,311,411)	(9,454,235)	(7,159,060)
Retained Earnings (Accumulated Deficit)		(63,862,978)		(63,862,978)		(59,788,610)	(51,477,199)		(63,862,978)
Working Capital Deficit		6,206,466		6,206,466		13,053,306			6,206,466
Proceeds from Convertible Debt				$ 3,425,000					$ 4,887,000